Shareholders equity (Details Narrative) - USD ($)		1 Months Ended			12 Months Ended
	Oct. 13, 2022	Jan. 18, 2024	Jan. 31, 2023	Sep. 27, 2022	Sep. 30, 2024	Sep. 30, 2023	Mar. 13, 2023	Jan. 30, 2023	Dec. 30, 2022	Nov. 11, 2022
Description of share consolidation		On January 18, 2024, the Company consolidated its issued and outstanding ordinary shares from 70,449,781 Class A ordinary shares of no par value and 3,020,969 Class B ordinary shares of no par value to 2,348,326 Class A ordinary shares of no par value and 100,698 Class B ordinary shares of no par value, on a 30:1 basis. As a result of reverse share split, 250 Class A ordinary shares were acquired from the market and were cancelled accordingly
Unsecured convertible note principal amount									$ 3,230,000
Interest rate									7.00%
Statutory reserves					$ 14,990,000,000	$ 500,000
Restricted stock issued							66,667
CN Energy [Member]
Underwriting agreement, Description			public offering (the “Offering”) (i) 10,396,974 units, each consisting of one Class A ordinary share, no par value (collectively, the “Class A ordinary shares”) and one warrant, each exercisable to purchase one Class A ordinary share at an exercise price of $0.55 (or $1.4529 after the reverse share split) per share (collectively, the “warrants”), at an offering price of $0.55 per unit; and (ii) 7,786,300 units, each consisting of one pre-funded warrant, each exercisable to purchase one Class A ordinary share at an exercise price of $0.0001 per share (collectively, the “Pre-funded Warrants”), and one warrant, at an offering price of $0.5499 per unit (together with the Class A ordinary shares and the warrants, the “Offered Securities”), to those purchasers whose purchase of Class A ordinary shares in the Offering would otherwise result in the purchaser, together with its affiliates and certain related parties, beneficially owning more than 4.99% (or, at the election of the holder, 9.99%) of CN Energy’s outstanding ordinary shares immediately following the consummation of the Offering. The components of the units were issued separately and are immediately separable upon issuance
Proceeds from the Offering			$ 7,800,000
Common Class A [Member]
Number of ordinary shares issued					6,812,261	2,285,826
Number of ordinary shares outstanding					6,812,261	2,285,826
Number of Warrants outstanding					6,783,337	6,883,337
Pre-funded Warrants exercised						103,735		4,672,700
Conversion of ordinary shares						103,735
Pre-funded Warrants outstanding					1,554	1,554		4,672,700
Warrants exercise price		$ 1.4529
Warrants		18,183,274
Warrants adjuted for reverse share split		6,883,337
Number of warrants exercised					100,000	0
Number of warrants exercised, value					$ 145,290	$ 0
Common Class A [Member] | Private Placement [Member] | CN Energy [Member]
Issuance of ordinary shares for private placement, net, shares	350,467
Proceeds from private placement	$ 18,000,000
Common Class A [Member] | Private Placement [Member]
Issuance of ordinary shares for private placement, net, shares				10,514,018
Purchase price of ordinary shares				$ 1.712
Proceeds from private placement				$ 18,000,000
Common Class A [Member] | Issuance of Ordinary Shares for Acquisition [Member]
Number of ordinary shares issued										293,984
Number of ordinary shares										$ 18,373,771
Purchase price										$ 17,706,575
Percentage of Ownership										100.00%
Common Class A [Member] | Parent Company [Member]
Number of ordinary shares issued					4,426,685	299,896
Convertible note					$ 2,420,000	$ 1,250,000
Conversion price						$ 0.12
Common Class B [Member]
Number of ordinary shares issued					100,698	100,698
Number of ordinary shares outstanding					100,698	100,698